SCHEDULE OF PROVISION AND EFFECTIVE TAX RATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income tax provision	$ (7,849,400)	$ (5,533,741)	$ (9,222,658)
Income tax provision	$ 52,377	$ 67,486	$ 104,948
Effective tax rate	(0.65%)	(1.22%)	(1.14%)